Subsequent Events	9 Months Ended
May 31, 2016
Subsequent Events [Abstract]
Subsequent Events

NOTE 6 - SUBSEQUENT EVENTS

In accordance with ASC 855 Company management reviewed all material events through the date of this report.

On September 29, 2015 we issued to an unrelated investor 100,000 restricted shares of our common stock for cash proceeds of $50,000 or $0.50 per share. The purchaser was an investor and the Shares were issued in a private transaction exempt from registration under Securities Act of 1933 in reliance on an exemption provided by Section 4(a)(2) of that Securities Act.

On October 30, 2015 we issued to an unrelated investor 10,000 restricted shares of our common stock for cash proceeds of $10,000 or $1.00 per share. The purchaser was an investor and the Shares were issued in a private transaction exempt from registration under Securities Act of 1933 in reliance on an exemption provided by Section 4(a)(2) of that Securities Act.

On October 17, 2015 we issued to an unrelated investor 20,000 restricted shares of our common stock for cash proceeds of $10,000 or $0.50 per share. The purchaser was an investor and the Shares were issued in a private transaction exempt from registration under Securities Act of 1933 in reliance on an exemption provided by Section 4(a)(2) of that Securities Act.